Summary of significant accounting policies (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Current assets from continuing operations excluding intercompany receivables	$ 153,254,380	$ 155,305,536
Current assets from continuing operations	153,254,380	155,305,536
Non-current assets excluding investment in subsidiaries	10,528,473	10,381,365
Non-current assets	10,528,473	10,381,365
Total assets from continuing operations	163,782,853	165,686,901	$ 38,191,746
Amount of liabilities excluding intercompany payables.	8,289,321	4,146,426
Current liabilities from continuing operations	8,289,321	4,146,426
Non-current liabilities	809,441	748,057
Total liabilities from continuing operations	9,098,762	4,894,483
Total shareholders' equity (net assets)	154,684,091	160,792,418	$ 29,155,157	$ 22,337,551
Total liabilities from continuing operations	9,098,762	4,894,483
Other [Member]
Current assets from continuing operations excluding intercompany receivables	91,926,232	141,332,281
Current assets from continuing operations	255,603,151	151,596,113
Non-current assets excluding investment in subsidiaries	10,500,217	10,126,547
Non-current assets	10,500,217	10,126,547
Total assets from continuing operations	266,103,368	161,722,660
Amount of liabilities excluding intercompany payables.	590,393	1,682,220
Current liabilities from continuing operations	256,030,616	152,996,558
Non-current liabilities	657,734	691,808
Total shareholders' equity (net assets)	9,415,018	8,034,294
Intercompany receivables	163,676,919	10,263,832
Intercompany payables	255,440,223	151,314,338
Total liabilities from continuing operations	256,688,350	153,688,366
Nongyuan Network
Current assets from continuing operations excluding intercompany receivables	33,986	6,658,940
Non-current assets excluding investment in subsidiaries	8,484	1,415
Non-current assets	40,433,001	9,016,979
Total assets from continuing operations	155,461,899	31,823,113
Amount of liabilities excluding intercompany payables.	226,814	1,415
Non-current liabilities	151,707	0
Intercompany receivables	114,994,912	16,147,194
Intercompany payables	109,255,668	4,809,089
Total shareholders' equity (net assets)	45,827,710	27,012,609
Current assets from continuing operations	115,028,898	22,806,134
Investment in subsidiaries	40,424,517	9,016,979
Current liabilities from continuing operations	109,482,482	4,810,504
Total liabilities from continuing operations	109,634,189	4,810,504
variable interest entity and subsidiaries.
Current assets from continuing operations excluding intercompany receivables	57,133,125	6,666,318
Current assets from continuing operations	57,133,125	7,248,455
Non-current assets excluding investment in subsidiaries	19,772	254,818
Non-current assets	19,772	254,818
Total assets from continuing operations	57,152,897	7,503,273
Amount of liabilities excluding intercompany payables.	1,789,357	2,408,191
Non-current liabilities	0	56,249
Total liabilities from continuing operations	56,209,906	6,249,723
Intercompany receivables	0	582,137
Intercompany payables	54,420,549	3,785,283
Total shareholders' equity (net assets)	942,991	1,253,550
Current liabilities from continuing operations	56,209,906	6,193,474
FAMI
Current assets from continuing operations excluding intercompany receivables	4,161,037	647,997
Current assets from continuing operations	144,606,348	135,233,004
Total assets from continuing operations	144,606,348	135,233,004
Amount of liabilities excluding intercompany payables.	5,682,757	54,600
Current liabilities from continuing operations	5,683,459	1,724,060
Total shareholders' equity (net assets)	138,922,889	133,508,944
Intercompany receivables	140,445,311	134,585,007
Intercompany payables	702	1,669,460
Total liabilities from continuing operations	$ 5,683,459	$ 1,724,060